Bank loans	12 Months Ended
Dec. 31, 2024
Bank loans
Bank loans

13.  Bank loans

As of December 31, 2024, and 2023, the Group does not have any bank loan balances.

During the year 2023, the Group obtained bank loans amounting to US$49,000,000 and made amortizations for the same amount in that year (amortizations of US$50,000,000 during the year 2022), settling all its loans by that date.

See related accounting policies in Note 2.4(b)(ii).